Jun. 08, 2020
Knights Of Columbus Global Real Estate Fund

THE ADVISORS’ INNER CIRCLE FUND III

(the “Trust”)

Knights of Columbus Global Real Estate Fund (the “Fund”)

Supplement dated June 8, 2020

to the Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”), each dated March 1, 2020

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI, and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

On or around July 20, 2020 (the “Effective Date”), the name of the Fund will be changed to “Knights of Columbus Real Estate Fund” and the Fund’s principal investment strategies and risks will be revised in connection therewith. Accordingly, as of the Effective Date, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	All references to “Knights of Columbus Global Real Estate Fund” in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with “Knights of Columbus Real Estate Fund.”

2.	The second and third paragraphs of the “Principal Investment Strategies” section of the Summary Prospectus and the Prospectus are hereby deleted and replaced with the following:

For purposes of the Fund’s 80% investment policy, real estate securities include common stocks, preferred stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”), as well as derivatives and other instruments that have economic characteristics similar to such securities. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate, or finance real estate. REOCs are publicly traded corporations that engage in the development, management or financing of real estate. The Fund considers a company to be a real estate company if the company derives the majority of its earnings before interest, depreciation and amortization from the ownership, management and development of income-producing real estate, or the financing of real estate. The Fund may invest in securities of companies with any market capitalization.

3.	In the “Principal Risks” section of the Summary Prospectus and the Prospectus, the “Foreign Company Risk” and “Foreign Currency Risk” disclosures are hereby deleted.

4.	In the “More Information about Principal Risks” section of the Prospectus, the “Foreign/Emerging Markets Securities Risk” disclosure, solely as it relates to the Fund, is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KOC-SK-005-0100